INVENTORIES - Inventory Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Inventory impairment charges	$ 21	$ 68
Barrick Nevada
Disclosure of operating segments [line items]
Inventory impairment charges	0	57
Golden Sunlight
Disclosure of operating segments [line items]
Inventory impairment charges	6	7
Porgera
Disclosure of operating segments [line items]
Inventory impairment charges	4	3
Pierina
Disclosure of operating segments [line items]
Inventory impairment charges	$ 11	$ 1